SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Oct. 31, 2021	Oct. 31, 2020	Oct. 31, 2021	Oct. 31, 2020	Jan. 28, 2022	May 19, 2021	May 18, 2021	Jan. 04, 2021	Dec. 21, 2020
Product Information [Line Items]
FDIC limits per institutions	$ 250,000		$ 250,000
Concentration credit risk percentage				10.00%
Cost of revenues			547,881	$ 398,606
Bad debt expense			$ 0	$ 340
Incremental salary	35,684,900	32,671,100	35,684,900	32,671,100
Research and Development Expense			$ 1,120,067	$ 233,526
Common stock, shares authorized	2,500,000,000	2,500,000,000	2,500,000,000	2,500,000,000		750,000,000	1,500,000,000	2,500,000,000	1,500,000,000
Common stock, shares issued	1,132,361,005	939,942,783	1,132,361,005	939,942,783
Common stock, shares outstanding	1,132,361,005	939,942,783	1,132,361,005	939,942,783
Operating and finance lease obligation	$ 15,000		$ 15,000
Subsequent Event [Member]
Product Information [Line Items]
Common stock, shares authorized					2,500,000,000
Common stock, shares issued					1,149,204,595
Common stock, shares outstanding					1,149,204,595
Common Shares Issuable Upon Exercise Of Warrants [Member]
Product Information [Line Items]
Antidilutive securities excluded from computation of earnings per share	9,500,000	9,500,000
Minimum [Member]
Product Information [Line Items]
Property and equipment estimated useful lives			3 years
Maximum [Member]
Product Information [Line Items]
Property and equipment estimated useful lives			15 years
First Supplier [Member]
Product Information [Line Items]
Concentration credit risk percentage			53.00%	85.60%
Cost of revenues			$ 148,600	$ 179,000
Second Supplier [Member]
Product Information [Line Items]
Concentration credit risk percentage			47.00%	14.40%
Cost of revenues			$ 131,600	$ 30,000
Customer One [Member]
Product Information [Line Items]
Sale of transaction			$ 2,140,000
Sale of interest rate			37.60%
Customer Two [Member]
Product Information [Line Items]
Sale of transaction			$ 709,000
Sale of interest rate			12.50%
Customer Three [Member]
Product Information [Line Items]
Sale of transaction			$ 881,600
Sale of interest rate			15.70%